Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill.
Schedule of changes in Goodwill

	2023	2022	2021
	$m	$m	$m
Cost
At 1 January	20,131	20,311	12,164
Additions through business combinations (Note 27)	158	15	8,287
Exchange and other adjustments	72	(195)	(140)
At 31 December	20,361	20,131	20,311
Amortisation and impairment losses
At 1 January	311	314	319
Exchange and other adjustments	2	(3)	(5)
At 31 December	313	311	314
Net book value
At 31 December	20,048	19,820	19,997